Segment Information - Segment Results (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Drilling units and new buildings	$ 12,780		$ 13,464
Operating Revenue	712	$ 1,146
Depreciation and amortization	391	406
Operating loss	(613)	(17)
Drilling unit and new buildings capital expenditure	117	66
Unallocated items:
Assets held for sale			126
Total financial items and other	14	(96)
Investments in associated companies	1,615		1,473
Income taxes	(36)	12
Marketable securities	121		124
Net loss	(635)	(101)
Cash and restricted cash	1,218	1,441	1,359	$ 1,443
Other assets	1,311		1,436
Total assets	17,045		17,982
Floaters [Member]
Segment Reporting Information [Line Items]
Drilling units and new buildings	9,411		9,956
Operating Revenue	482	744
Depreciation and amortization	298	301
Operating loss	(446)	95
Drilling unit and new buildings capital expenditure	93	54
Jack Ups [Member]
Segment Reporting Information [Line Items]
Drilling units and new buildings	3,369		$ 3,508
Operating Revenue	193	360
Depreciation and amortization	93	105
Operating loss	(167)	(115)
Drilling unit and new buildings capital expenditure	24	12
Other Drilling Units [Member]
Segment Reporting Information [Line Items]
Operating Revenue	$ 37	42
Operating loss		$ 3